ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

Robert M. Schmidt
T +1 617 951 7831 robert.schmidt@ropesgray.com

August 8, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Stone Ridge Residential Real Estate Income Fund I, Inc. (the “Fund”)

File Nos. 333-232263; 811-23451

Ladies and Gentlemen:

We are filing today via EDGAR, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 on behalf of Stone Ridge Residential Real Estate Income Fund I, Inc., a Maryland corporation, in part to respond to comments from the staff of the Securities and Exchange Commission with respect to the Registration Statement on Form N-2 filed on June 21, 2019.

No fees are required in connection with this filing. If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7831.

Very truly yours,

/s/ Robert M. Schmidt
Robert M. Schmidt

cc:	Lauren D. Macioce

Daniel W. Whitney

Xiao Zhu

Elizabeth J. Reza

Gregory C. Davis